Permanent Portfolio
PERMANENT PORTFOLIO
Investment Objective
The Permanent Portfolio seeks to preserve and increase the purchasing power value of its shares over the long term.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Permanent Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Permanent Portfolio
Management fees		0.76%
Other operating expenses		0.02%
Total annual operating expenses		0.78%
Fee waiver	[1]	0.01%
Total annual operating expenses after fee waiver		0.77%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets in excess of $6 billion up to $8 billion, .6600% of the Portfolio's average daily net assets in excess of $8 billion up to $10 billion, .6400% of the Portfolio's average daily net assets in excess of $10 billion up to $15 billion and .6200% of the Portfolio's average daily net assets in excess of $15 billion. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Permanent Portfolio	114	284	468	1,000

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 9.11% of the average value of its portfolio.
Principal Investment Strategies

In pursuit of its investment objective, the Portfolio invests a fixed “Target Percentage” of its net assets in each of the following investment categories:

Investment Category	Target Percentage

Gold	20%
Silver	5%
Swiss franc assets	10%
Stocks of U.S. and foreign real estate
and natural resource companies	15%
Aggressive growth stocks	15%
Dollar assets	35%
Total	100%

Investments may include gold and silver bullion and bullion-type coins; Swiss franc denominated deposits and bonds and other securities of the federal government of Switzerland of any maturity; stocks of U.S. and foreign companies whose assets consist primarily of real estate and natural resources such as oil and minerals; stock warrants and stocks of U.S. companies that are expected to have a higher price volatility than the stock market as a whole; U.S. Treasury securities; and short-term corporate bonds rated “A” or higher by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), and having a remaining maturity of twenty-four months or less.

The Portfolio may invest in shares of companies of any market capitalization, including small- or mid-capitalization companies; however, at least 60% of its investment in aggressive growth stocks will ordinarily be in securities listed on the New York Stock Exchange. The Portfolio may own investments issued by foreign banks and governments and may own stock in foreign companies or investments held outside the United States, including emerging markets.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. Even if the Portfolio does achieve its investment objective over the long term, it is subject to the risk of suffering substantial short-term losses from time to time, because investment prices generally respond to changes in the pattern of inflation with lags and delays that are impossible to foresee. The principal risks of investing in the Portfolio are:

  Risks of investments in gold and silver — gold and silver generate no interest or dividends, and the return from investments in gold and silver will be derived solely from the gains and losses realized by the Portfolio upon sale. Gold and silver may also be significantly affected by developments in the gold and silver mining industries and prices of gold and silver may fluctuate sharply over short periods of time. In addition, because the majority of the world’s supply of gold and silver is concentrated in a few countries, the Portfolio’s investments may be particularly susceptible to political, economic and environmental conditions and events in those countries. When holding bullion or bullion-type coins, the Portfolio may incur higher custody and other costs (including shipping and insurance) than those normally associated with ownership of securities. The responsibility of the Portfolio’s custodian or subcustodian for loss or damage to the Portfolio’s gold and silver holdings is not unlimited, and the value of the Portfolio’s shares will be adversely affected by loss or damage to the bullion for which the Portfolio cannot recover.
  Risks of investments in Swiss franc assets — the Swiss franc is subject to the risk that inflation will decrease in the United States, or rise in Switzerland. Swiss government bonds are subject to some risk of default, and their credit quality is not rated by some U.S. rating agencies. The Portfolio may also be significantly affected by other economic, monetary or political developments in Switzerland.
  Risks of investments in real estate and natural resource companies — any decline in the general level of prices of oil, minerals or real estate would be expected to have an adverse impact on these stocks. The prices of these stocks are particularly vulnerable to decline in the event of deflationary economic conditions. Investments in real estate and natural resource companies are also subject to both market risk and capitalization risk.
  Risks of investments in aggressive growth stocks — investments in aggressive growth stocks are subject to both market risk and capitalization risk. Market risk is the risk that prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio. Aggressive growth stock investments are subject to greater market risk of price declines, especially during periods when the prices of U.S. stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio. Capitalization risk is the risk that investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-or mid-capitalization stocks are out of favor.
  Risks of investments in dollar assets — investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of U.S. Treasury securities and short-term corporate bonds fall when prevailing interest rates rise and such declines tend to be greater among securities with longer maturities. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders. Investments in short-term corporate bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments.
  Risks of investing in foreign and emerging markets — investments in foreign securities involve risks that are in addition to the risks associated with domestic securities. The risks of investing in securities of foreign issuers can include differences in liquidity, trading and regulation, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company’s financial condition, political and economic instability, foreign currency exchange controls and foreign taxation issues, the risk of expropriation of assets or nationalization of a company or industry by foreign governments, and currency risk (i.e., the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment). Investing in emerging (less developed) markets may involve higher levels of each of these risks.
  Security selection risk — securities selected for the Portfolio may perform differently than expected.
  Risks of in-kind redemptions — to avoid liability for corporate federal income tax, the Portfolio may require redeeming shareholders to accept readily tradable gold or silver bullion or coins from the Portfolio’s holdings in complete or partial payment of redemptions, if it can satisfy a federal tax law provision that permits it to do so without recognizing gain.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Permanent Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was 3.80%.

Highest/lowest quarterly return during the period shown:

Highest 11.48% (calendar quarter ended September 30, 2009).

Lowest -6.86% (calendar quarter ended December 31, 2008).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Permanent Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Permanent Portfolio	Return Before Taxes		19.31%	10.75%	11.12%
Return After Taxes on Distributions	Permanent Portfolio	Return After Taxes on Distributions		19.13%	10.53%	10.74%
Return After Taxes on Distributions and Sale of Portfolio Shares	Permanent Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		12.67%	9.28%	9.73%
Citigroup 3-Month U.S. Treasury Bill Index	Permanent Portfolio	Citigroup 3-Month U.S. Treasury Bill Index	(Indexes reflect no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%
Standard & Poor's 500 Composite Stock Index	Permanent Portfolio	Standard & Poor’s 500 Composite Stock Index	(Indexes reflect no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Short-Term Treasury Portfolio
SHORT-TERM TREASURY PORTFOLIO
Investment Objective
The Short-Term Treasury Portfolio seeks to earn high current income, consistent with safety and liquidity of principal.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Short-Term Treasury Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Short-Term Treasury Portfolio
Management fees		1.19%
Other operating expenses		0.04%
Total annual operating expenses		1.23%
Fee waiver	[1]	0.50%
Total annual operating expenses after fee waiver		0.73%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .6875% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Short-Term Treasury Portfolio	110	377	664	1,481

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio only invested in securities with maturities of one year or less, so portfolio turnover is not applicable.
Principal Investment Strategies

In pursuit of its investment objective, the Portfolio invests in debt obligations of the United States Treasury. At least 80% of its assets are invested in short-term U.S. Treasury bills and notes with maturities of less than thirteen months. The remainder may be invested in U.S. Treasury bonds having a remaining maturity of thirteen months or less. The Portfolio is not a money market fund and does not seek to maintain a stable price per share.

The Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by distributing its net investment income and net capital gains, if any, only once a year, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.

Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term U.S. Treasury securities fall when prevailing interest rates rise and rise when prevailing interest rates fall. The Portfolio’s yield will fluctuate as the short-term U.S. Treasury securities in the Portfolio’s portfolio mature and the proceeds are reinvested in securities with different interest rates. Due to a number of market influences, yields on short-term U.S. Treasury securities, as of the date of this Prospectus, are currently near historical lows.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with a broad-based market index. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Short-Term Treasury Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was -.13%.

Highest/lowest quarterly return during the period shown:

Highest 1.39% (calendar quarter ended March 31, 2005).

Lowest -.16% (calendar quarter ended December 31, 2009).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Short-Term Treasury Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Short-Term Treasury Portfolio	Return Before Taxes		(0.53%)	1.57%	1.46%
Return After Taxes on Distributions	Short-Term Treasury Portfolio	Return After Taxes on Distributions		(0.82%)	1.10%	0.89%
Return After Taxes on Distributions and Sale of Portfolio Shares	Short-Term Treasury Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		(0.35%)	1.12%	0.93%
Citigroup 3-Month U.S. Treasury Bill Index		Citigroup 3-Month U.S. Treasury Bill Index	(Reflects no deductions for fees, expenses or taxes)	0.13%	2.30%	2.26%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Versatile Bond Portfolio
VERSATILE BOND PORTFOLIO
Investment Objective
The Versatile Bond Portfolio seeks to earn high current income, while limiting risk to principal.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Versatile Bond Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Versatile Bond Portfolio
Management fees		1.19%
Other operating expenses		0.02%
Total annual operating expenses		1.21%
Fee waiver	[1]	0.38%
Total annual operating expenses after fee waiver		0.83%
[1]	Pursuant to an Advisory Fee Waiver and Expense Assumption Agreement, effective December 10, 2010 through June 1, 2012, the Portfolio's investment adviser has contractually agreed to waive a portion of its Management fee payable by the Portfolio so that the Management fee paid by the Portfolio does not exceed an annual rate of .8125% of the Portfolio's average daily net assets. The Agreement may be terminated or amended only with the approval of the Fund's Board of Directors.

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that the fee waiver remains in place for the period indicated. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Versatile Bond Portfolio	120	383	666	1,471

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 57.05% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its investment objective, the Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. Unlike most short-term bond funds that pay out dividends periodically, the Portfolio follows a dividend policy that permits (but does not assure that) its net asset value per share to rise by reducing the frequency and amount of current dividend distributions, thus enabling the Portfolio to retain a greater portion of its assets on which interest may continue to be earned.
Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Interest rate and related risks — changes in interest rates will affect the value of the Portfolio’s investments. Generally, prices of short-term corporate bonds fall when prevailing interest rates rise and rise when prevailing interest rates fall. Prices of long-term debt securities generally fluctuate more than prices of short-term debt securities as interest rates change. If interest rates fall, it is possible that issuers of callable debt securities held by the Portfolio will call or prepay their securities before their maturity dates. In this event, the proceeds of the called securities would most likely be reinvested in securities bearing the new, lower interest rates, resulting in a possible decline in the Portfolio’s income and distributions to shareholders.

• Credit risk — the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Portfolio invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and repayment of principal.

• Security selection risk — securities selected for the Portfolio may perform differently than expected.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Versatile Bond Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was .15%.

Highest/lowest quarterly return during the period shown:

Highest 2.60% (calendar quarter ended September 30, 2001).

Lowest -1.07% (calendar quarter ended June 30, 2004).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Versatile Bond Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Versatile Bond Portfolio	Return Before Taxes		0.50%	2.86%	2.67%
Return After Taxes on Distributions	Versatile Bond Portfolio	Return After Taxes on Distributions		(0.37%)	2.08%	1.74%
Return After Taxes on Distributions and Sale of Portfolio Shares	Versatile Bond Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		0.32%	1.99%	1.74%
Citigroup AAA/AA 1-3 Years Corporate Bond Index	Versatile Bond Portfolio	Citigroup AAA/AA 1-3 Years Corporate Bond Index	(Indexes reflect no deductions for fees, expenses or taxes)	3.20%	4.58%	4.62%
Citigroup A 1-3 Years Corporate Bond Index	Versatile Bond Portfolio	Citigroup A 1-3 Years Corporate Bond Index	(Indexes reflect no deductions for fees, expenses or taxes)	4.10%	4.86%	4.91%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Aggressive Growth Portfolio
AGGRESSIVE GROWTH PORTFOLIO
Investment Objective
The Aggressive Growth Portfolio seeks to achieve high (greater than for the stock market as a whole), long-term appreciation in the value of its shares.
Fees and Expenses of the Portfolio
The table below describes the fees and expenses you would pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	Aggressive Growth Portfolio
Maximum account start-up fee (one-time)	35

Annual Portfolio Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Aggressive Growth Portfolio
Management fees	1.19%
Other operating expenses	0.03%
Total annual operating expenses	1.22%

Example:
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Aggressive Growth Portfolio	160	423	706	1,513

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the example above, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15.51% of the average value of its portfolio.
Principal Investment Strategies
In pursuit of its investment objective, the Portfolio invests in stocks and stock warrants of U.S. companies selected by the Portfolio’s investment adviser for high profit potential. The Portfolio’s investment adviser seeks to select stocks that are expected to have higher price volatility than the stock market as a whole, including stocks of companies in technology industries, companies developing or exploiting new products or services and companies whose shares are valued primarily for potential growth in earnings, dividends or asset values. The Portfolio may invest in shares of companies of any market capitalization, including small- or mid-capitalization companies; however, at least 60% of its assets will ordinarily be invested in securities listed on the New York Stock Exchange.
Principal Investment Risks

An investment in the Portfolio is not guaranteed; you may lose money by investing in the Portfolio. The principal risks of investing in the Portfolio are:

• Market risk — the risk that prices of the securities held by the Portfolio will fluctuate sometimes rapidly and unexpectedly. These fluctuations may cause the price of a security to decline for short- or long-term periods and cause the security to be worth less than it was worth when purchased by the Portfolio. Aggressive Growth stock investments are subject to greater market risk of price declines, especially during periods where the prices of U.S. stock market investments in general are declining, and certain unanticipated events, such as natural disasters, terrorism, war and other geopolitical events, can have a dramatic adverse effect on the securities held by the Portfolio.

• Capitalization risk — the risk that investments in the stocks of small- and mid-capitalization companies may be more volatile and less liquid than the stocks of larger companies. Small- and mid-capitalization stocks may also underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small- or mid-capitalization stocks are out of favor.

• Investment style risk — growth stocks may not perform as well as value stocks or the stock market in general. The Portfolio’s focus on growth stocks increases the potential volatility of its share price.

• Security selection risk — securities selected for the Portfolio may perform differently than expected.

Performance

The bar chart and the average annual total return table on the following page provide an indication of the risks of investing in the Portfolio by showing yearly changes in its performance over the last ten calendar years and by showing how its average annual total returns for various periods compare with two broad-based market indexes. The indexes have characteristics relevant to the Portfolio’s investment strategies. The bar chart, the quarterly returns (highest, lowest and most recent) and the average annual total returns table that follow do not reflect the deduction of the $35 one-time account start-up fee. If such fee was reflected, the returns would be less than those shown. Past performance (before and after taxes) is not an indication of how the Portfolio will perform in the future.

More recent performance information for the Portfolio can be obtained by visiting the Portfolio’s website, www.permanentportfoliofunds.com, or by calling the Portfolio’s Shareholder Services Office toll free at (800) 531-5142.

Aggressive Growth Portfolio Annual Total Returns Years Ended December 31

The year-to-date return through the calendar quarter ended March 31, 2011 was 8.04%.

Highest/lowest quarterly return during the period shown:

Highest 19.69% (calendar quarter ended December 31, 2001).

Lowest -21.40% (calendar quarter ended September 30, 2002).

Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Aggressive Growth Portfolio	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past 1 Year	Past 5 Years	Past 10 Years
Return Before Taxes	Aggressive Growth Portfolio	Return Before Taxes		17.71%	1.35%	4.33%
Return After Taxes on Distributions	Aggressive Growth Portfolio	Return After Taxes on Distributions		17.26%	(0.69%)	3.10%
Return After Taxes on Distributions and Sale of Portfolio Shares	Aggressive Growth Portfolio	Return After Taxes on Distributions and Sale of Portfolio Shares		12.09%	0.94%	3.55%
Dow Jones Industrial Average	Aggressive Growth Portfolio	Dow Jones Industrial Average	(Indexes reflect no deductions for fees, expenses or taxes)	14.06%	4.31%	3.15%
Standard & Poor's 500 Composite Stock Index	Aggressive Growth Portfolio	Standard & Poor’s 500 Composite Stock Index	(Indexes reflect no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).